Prepaid expenses and other assets (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Prepaid insurance	$ 3,429	$ 3,206
Third party - prepaid vessel operating expenses	1,255	42
Prepaid interest	1,153	0
Other prepaid expenses	5,492	1,586
Current prepayments and other current assets	17,720	9,067
SSM [Member] | Other related parties [member]
Disclosure of transactions between related parties [line items]
SSM - prepaid vessel operating expenses	$ 6,391	$ 4,233